Financing Receivables (Changes in the Allowance for Losses by Portfolio Segment) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2011 Loans at Banks [Member] USD ($)		Mar. 31, 2011 Loans at Banks [Member] JPY (¥)		Mar. 31, 2011 Short-Term Secured Margin Loans [Member] USD ($)		Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)		Mar. 31, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Corporate Loans [Member] USD ($)		Mar. 31, 2011 Corporate Loans [Member] JPY (¥)		Mar. 31, 2011 Advances to Affiliated Companies [Member] USD ($)	Mar. 31, 2011 Advances to Affiliated Companies [Member] JPY (¥)
Total allowance for doubtful accounts, Balance at beginning of year	$ 66		¥ 5,425		¥ 3,765		¥ 1,399
Total allowance for doubtful accounts, Provision for losses	(8)		(690)		2,214		3,089
Total allowance for doubtful accounts, Charge-offs	(1)		(91)		(1,637)		(318)
Total allowance for doubtful accounts, Other	2	[1]	216	[1]	1,083	[1]	(405)	[1]
Total allowance for doubtful accounts, Balance at end of year	59		4,860		5,425		3,765
Allowance for receivables other than loans, Balance at beginning of year	13		1,036
Allowance for receivables other than loans, Provision for losses	2		143
Allowance for receivables other than loans, Charge-offs	(1)		(59)
Allowance for receivables other than loans, Other	(1)	[1]	(69)	[1]
Allowance for receivables other than loans, Balance at end of year	13		1,051		1,036
Total allowance for loan losses, Balance at beginning of year	53		4,389						9		783		0		25		0	5	44		3,576
Total allowance for loan losses, Provision for losses	(10)		(833)						(3)		(253)		0		13		0	(5)	(7)		(599)		0	11
Total allowance for loan losses, Charge-offs	0		(32)						0		(32)
Total allowance for loan losses, Other	3	[1]	285	[1]					(2)	[1]	(159)	[1]	0	[1]	(1)	[1]			5	[1]	445	[1]
Total allowance for loan losses, Balance at end of year	$ 46		¥ 3,809		¥ 4,389				$ 4		¥ 339		$ 0		¥ 37				$ 42		¥ 3,422		$ 0	¥ 11

[1]	Includes gains and losses resulting from foreign currency translation adjustments.